Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (3,333)	$ (984)
Deferred tax assets:
Tax loss carryforwards and other tax credits	13,796	15,900
Accounts payable and accrued expenses	6,638	7,083
Intangible assets and deferred charges, net	2,794	4,175
Total deferred tax assets, gross	23,228	27,158
Presentation offset regarding same legal entity	(11,661)	(12,341)
Total deferred tax assets, net in the statement of financial position	11,567	14,817
Deferred tax liabilities:
Property, machinery and equipment	(25,972)	(27,268)
Investments and other assets	(589)	(874)
Total deferred tax liabilities, gross	(26,561)	(28,142)
Presentation offset regarding same legal entity	11,661	12,341
Total deferred tax liabilities, net in the statement of financial position	(14,900)	(15,801)
Net deferred tax liabilities	(3,333)	(984)
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(4,414)	(3,978)
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	3,079	3,212
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(7,493)	(7,190)
Net deferred tax liabilities	(4,414)	(3,978)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	1,081	2,994
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	8,488	11,605
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(7,407)	(8,611)
Net deferred tax liabilities	$ 1,081	$ 2,994